SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
NOL carryover	$ (4,180,365)	$ (3,775,797)
R & D credit	730,591	696,159
Depreciation	(6,242)	10,734
Deferred tax liabilities:
Less Valuation Allowance	3,456,016	3,068,904
Net deferred tax asset